Balances and Transactions with Related Parties and Affiliated Companies - Summary of Transactions and Other Related Parties (Parenthetical) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Description of nature of counterparty	One or more members of the Board of Directors or senior management of the Company are also members of the Board of Directors or senior management of the counterparties to these transactions.
Instituto Tecnologico Y De Estudios Superiores De Monterrey AC [member]
Disclosure of transactions between related parties [line items]
Donations to related party	$ 47	$ 1